Document and Entity Information	May 07, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000034903
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	Federal Realty Investment Trust
Entity Incorporation State Country Code	MD
Entity File Number	1-07533
Entity Tax Identification Number	52-0782497
Entity Address, Address Line One	909 Rose
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
Local Phone Number	301/998-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares of Beneficial Interest $.01 par value per share, with associated Common Share Purchase Rights
Trading Symbol	FRT
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/1000 of a share of 5.00% Series C Cumulative Redeemable Preferred Share of Beneficial Interest, $.01 par value
Trading Symbol	FRT-C
Security Exchange Name	NYSE